RANSON & ASSOCIATES, INC.
                         250 NORTH ROCK ROAD, SUITE 150
                             WICHITA, KANSAS  67206

                                February 25, 1999



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington D.C. 20549-1004

Attn:     Filing Desk, Stop 1-4


                   Re:  Ranson Unit Investment Trusts Series 76
                         (File No. 333-72387) (CIK No. 910944)
                        ---------------------------------------

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, filed electronically with the Commission on February 18, 1999.


                                Very truly yours,



                                RANSON & ASSOCIATES, INC.